Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 08, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Snap Interactive, Inc
Entity Central Index Key	0001355839
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 21,109,251
Entity Common Stock, Shares Outstanding		38,932,826